Capital Management and Financial Risk - Equity Price Risk (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Management And Financial Risk [Line Item]
Percentage of increase in equity price risk exposure used for sensitivity analysis	10.00%
Percentage of decrease in equity price risk exposure used for sensitivity analysis	10.00%
Investments	$ 252,135,000	$ 302,897,000	$ 170,645,000
Equity Instruments
Capital Management And Financial Risk [Line Item]
Increase in investments due to increase in equity price	689,000
Decrease in investments due to decrease in equity price	$ 684,000
Convertible Debentures
Capital Management And Financial Risk [Line Item]
Equity price of F3	$ 0.26
Increased equity price risk exposure used for sensitivity analysis	0.28
Decreased equity price risk exposure used for sensitivity analysis	$ 0.23
Investments	$ 13,000,000	$ 15,565,000
Investment impact of increased equity price used for sensitivity analysis	13,300,000
Investment impact of decreased equity price used for sensitivity analysis	$ 12,600,000